UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004
Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Wilson/Bennett Capital Management, Inc.
Address: 	201 North Union Street, Suite 230
		Alexandria, VA 22314

13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John W. Fisher
Title:	President
Phone:	(703) 837-0150

Signature, Place, and Date of Signing:

February 15, 2005       John W. Fisher			Alexandria, Virginia
[Date]			[Signature]				[City, State]

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



	FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	 0

Form 13F Information Table Entry Total:	 25

Form 13F Information Table Value Total:	$236,305,192.00


List of Other Included Managers: None

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
















Market


Security

Type

Quantity

Cusip

Value

Voting
------------










3M COMPANY

com

329108

88579Y101

$27,009,888

sole
PROCTER & GAMBLE

com

413600

742718109

$22,781,088

sole
DUPONT

com

371162

263534109

$18,205,496

sole
CATERPILLAR

com

184732

149123101

$18,013,217

sole
EXXON MOBIL

com

288932

30231G102

$14,810,648

sole
CITIGROUP

com

289910

172967101

$13,967,857

sole
GENERAL ELECTRIC

com

381342

369604103

$13,918,983

sole
UNITED PARCEL SERVICE CL B

com

151191

911312106

$12,920,783

sole
AMERICAN EXPRESS

com

219619

025816109

$12,379,923

sole
GENERAL MOTORS

com

293670

370442105

$11,764,420

sole
IBM

com

116833

459200101

$11,517,446

sole
ALTRIA GROUP, INC.

com

177025

02209S103

$10,816,242

sole
CHEVRONTEXACO

com

190116

166764100

$9,982,991

sole
KIMBERLY CLARK CORP.

com

141366

494368103

$9,303,296

sole
SBC COMMUNICATIONS, INC.

com

335267

78387G103

$8,639,831

sole
CEF ISHARES RUSSELL

com

91691

464287598

$6,085,532

sole
MERCK

com

149510

589331107

$4,805,251

sole
JP MORGAN

com

76421

46625H100

$2,981,183

sole
BANK OF AMERICA CORPORATION

com

58997

060505104

$2,772,269

sole
TIME WARNER INC COM

com

90000

887317105

$1,750,500

sole
ALLSTATE

com

15909

020002101

$822,813

sole
JOHNSON & JOHNSON

com

5172

478160104

$328,008

sole
SPYDER

com

2353

78462F103

$284,407

sole
VERIZON

com

5499

92343V104

$222,764

sole
MEDCO HEALTH SOLUTIONS COM

com

5297

58405U102

$220,356

sole

